Equity (Details)			12 Months Ended		24 Months Ended		27 Months Ended
	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 04, 2024 $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Jun. 30, 2025 $ / shares shares	Oct. 07, 2024 shares	Apr. 05, 2024 shares	Mar. 31, 2024 $ / shares shares	Mar. 28, 2024 shares	Mar. 31, 2023 $ / shares	Nov. 30, 2021 $ / shares	Oct. 21, 2020 $ / shares
Equity [Line Items]
Common stock issued and outstanding shares			8,575,547						8,575,547			8,575,547
Common stock shares issued			8,575,686						8,575,686			8,575,686
Preferred stock, shares issued			6,545,386						6,545,386			545,386
Preferred stock, shares outstanding			6,545,386						6,545,386			545,386
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001						$ 0.0001			$ 0.0001
Preferred stock, shares authorized			30,000,000						30,000,000			30,000,000
Purchase price per share (in Dollars per share) | $ / shares														$ 0.0081	$ 1
Common stock, shares authorized			700,000,000						700,000,000			700,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001						$ 0.0001			$ 0.0001
Amount of paid-up share capital			$ 64,103	$ 500,000			$ 12,821	$ 100,000
Loss on net asset			64,103	500,000	$ 38,462	$ 300,000
Mr. Zheng [Member]
Equity [Line Items]
Purchase price per share (in Dollars per share) | $ / shares	$ 0.1
Outstanding principal amount (in Dollars) | $	$ 600,000
Yeetah [Member]
Equity [Line Items]
Loss on net asset			$ 64,103	$ 500,000
Series B Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued			6,013,500						6,013,500
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Shares issued	6,000,000
Common Stock [Member]
Equity [Line Items]
Common stock shares issued			291,563,930						291,563,930
Common stock voting rights		100
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001						$ 0.0001
Preferred stock, shares authorized			30,000,000						30,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001						$ 0.0001
Series C Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued			531,886						531,886
Preferred stock, shares outstanding			531,886						531,886
Preferred stock, par value (in Dollars per share) | $ / shares																$ 0.0001
Minimum [Member]
Equity [Line Items]
Common stock issued and outstanding shares			29,156,393						29,156,393		29,156,393
Common stock shares issued			29,156,393						29,156,393		29,156,393
Preferred stock, shares authorized										2,000,000			5,000,000
Common stock, shares authorized													200,000,000
Maximum [Member]
Equity [Line Items]
Common stock issued and outstanding shares			291,563,930						291,563,930		291,563,930
Common stock shares issued			291,563,930						291,563,930		291,563,930
Preferred stock, shares authorized										10,000,000			30,000,000
Common stock, shares authorized													700,000,000
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued											0
Preferred stock, shares outstanding											0